WARRANTS (Details)	12 Months Ended
Dec. 31, 2017 $ / shares shares
Number of Warrant, Outstanding	35,187,847
Shares Under warrants, Exercisable	35,187,847
Warrant 4 [Member]
Remaining Life in Years, Outstanding	2 years 2 months 30 days
Warrant 5 [Member]
Exercise Price per share, Outstanding | $ / shares	$ 0.83
Number of Warrant, Outstanding	100,000
Remaining Life in Years, Outstanding	3 years 1 month 6 days
Shares Under warrants, Exercisable	100,000
Warrant 6 [Member]
Exercise Price per share, Outstanding | $ / shares	$ 0.9
Number of Warrant, Outstanding	5,070,002
Remaining Life in Years, Outstanding	1 year 7 months 17 days
Shares Under warrants, Exercisable	5,070,002
Warrant 7 [Member]
Exercise Price per share, Outstanding | $ / shares	$ 1
Number of Warrant, Outstanding	372,000
Remaining Life in Years, Outstanding	2 months 30 days
Shares Under warrants, Exercisable	372,000
Warrant 1 [Member]
Exercise Price per share, Outstanding | $ / shares	$ 0.2
Number of Warrant, Outstanding	17,855,500
Remaining Life in Years, Outstanding	4 years 8 months 9 days
Shares Under warrants, Exercisable	17,855,500
Warrant 2 [Member]
Exercise Price per share, Outstanding | $ / shares	$ 0.4
Number of Warrant, Outstanding	10,250,000
Remaining Life in Years, Outstanding	4 years 10 months 3 days
Shares Under warrants, Exercisable	10,250,000
Warrant 3 [Member]
Exercise Price per share, Outstanding | $ / shares	$ 0.5
Number of Warrant, Outstanding	936,670
Remaining Life in Years, Outstanding	2 years 2 months 30 days
Shares Under warrants, Exercisable	936,670
Warrant 8 [Member]
Exercise Price per share, Outstanding | $ / shares	$ 1.06
Number of Warrant, Outstanding	146,200
Remaining Life in Years, Outstanding	11 months 23 days
Shares Under warrants, Exercisable	146,200
Warrant 9 [Member]
Number of Warrant, Outstanding	407,475
Remaining Life in Years, Outstanding	10 months 10 days
Shares Under warrants, Exercisable	407,475
Warrant 4 [Member]
Exercise Price per share, Outstanding | $ / shares	$ 0.6
Number of Warrant, Outstanding	50,000
Shares Under warrants, Exercisable	50,000